Business Combinations (Details) - USD ($) $ in Thousands	1 Months Ended	9 Months Ended		12 Months Ended
	Nov. 30, 2017	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Business Acquisition [Line Items]
Cash consideration paid		$ 4,694	$ 3,653	$ 3,653	$ 0	$ 0
Payment obligation classified as accrued expenses, current		0		4,832	3,616
Goodwill		$ 1,270,650		$ 1,270,120	1,270,937	$ 1,251,155
Qumram
Business Acquisition [Line Items]
Aggregate purchase price	$ 20,800
Cash consideration paid	11,300
Payment obligation					8,500
Payment obligation classified as accrued expenses, current					3,600
Payment obligation classified as accrued expenses, non-current					4,900
Goodwill	18,700
Acquisition transaction costs					$ 200
Qumram | Acquired Technology
Business Acquisition [Line Items]
Purchase price allocated to intangibles	$ 1,700
Estimated useful live of acquired intangibles	6 years